Derivative Financial Instruments - Contingent Features (Details) - USD ($) $ in Millions	Nov. 30, 2021	Nov. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instrument liabilities with credit-risk-related contingent features	$ 821.5	$ 284.6
Collateral posted	(160.5)	(129.8)
Collateral received	369.3	141.4
Return of and additional collateral required in the event of a credit rating downgrade below investment grade	$ 1,030.4	$ 296.2